Average Annual Total Returns - FidelityLimitedTermGovernmentFund-PRO - FidelityLimitedTermGovernmentFund-PRO - Fidelity Limited Term Government Fund	Jan. 28, 2023
Fidelity Limited Term Government Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(6.18%)
Past 5 years	0.16%
Past 10 years	0.35%
Fidelity Limited Term Government Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.53%)
Past 5 years	(0.32%)
Past 10 years	(0.09%)
Fidelity Limited Term Government Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.66%)
Past 5 years	(0.07%)
Past 10 years	0.09%
LB069
Average Annual Return:
Past 1 year	(5.46%)
Past 5 years	0.62%
Past 10 years	0.68%